Reverse Recapitalization (Details) - Schedule of Reconcile Elements of Business Combination to Company’s Consolidated Financial Statements - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconcile Elements of Business Combination to Company’s Consolidated Financial Statements [Line Items]
Total Graf shares outstanding immediately prior to the Business Combination	22,388,976	21,888,976	13,303,795
Conversion of Legacy NKGen convertible promissory notes (after the application of the Exchange Ratio)	2,278,598	2,278,598
Legacy NKGen rollover shares (after the application of the Exchange Ratio)		13,316,662
Graf public shares, net of redemptions [Member]
Schedule of Reconcile Elements of Business Combination to Company’s Consolidated Financial Statements [Line Items]
Total Graf shares outstanding immediately prior to the Business Combination		93,962
Private Placement Investors’ Shares [Member]
Schedule of Reconcile Elements of Business Combination to Company’s Consolidated Financial Statements [Line Items]
Total Graf shares outstanding immediately prior to the Business Combination		3,683,010
Graf founder shares [Member]
Schedule of Reconcile Elements of Business Combination to Company’s Consolidated Financial Statements [Line Items]
Total Graf shares outstanding immediately prior to the Business Combination		2,516,744
Common Shareholders [Member]
Schedule of Reconcile Elements of Business Combination to Company’s Consolidated Financial Statements [Line Items]
Total Graf shares outstanding immediately prior to the Business Combination		6,293,716
Legacy NKGen [Member]
Schedule of Reconcile Elements of Business Combination to Company’s Consolidated Financial Statements [Line Items]
Total Graf shares outstanding immediately prior to the Business Combination		15,595,260